Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 17,661	$ 12,708
Restricted cash (note 5)	2,196	2,320
Accounts receivable, net of allowance for doubtful accounts of $424 (2014 - $596)	6,814	9,504
Inventories (note 6)	4,401	5,335
Prepaid expenses and other assets	1,408	1,703
Deferred income tax assets (note 16)	469	439
Assets, Current	32,949	32,009
Property and equipment (note 7)	740	811
Intangible assets (note 8)	14,221	16,156
Goodwill	318	318
Other assets	402	821
Assets	48,630	50,115
Current liabilities:
Accounts payable and accrued liabilities (note 9)	10,488	13,057
Current portion of long-term debt	4,000	1,714
Current portion of deferred consideration	2,619	3,044
Current portion of deferred revenue	188	0
Liabilities, Current	17,295	17,815
Long-term debt (note 10)	6,000	10,286
Deferred consideration (note 11)	2,478	4,544
Deferred revenue	2,647	0
Other long-term liabilities	274	331
Liabilities	28,694	32,976
Stockholders' equity:
Common stock Authorized - unlimited number without par value Issued and outstanding - 20,147,337 (2014 - 16,591,002) (note 12(b))	312,019	284,760
Additional paid-in capital	34,678	34,229
Deficit	(343,435)	(318,973)
Accumulated other comprehensive income	16,674	17,123
Stockholders' Equity Attributable to Parent	19,936	17,139
Liabilities and Equity	$ 48,630	$ 50,115